BUSINESS COMBINATIONS - Beaches Development Group Ltd Narrative (FY) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 14, 2022 shares	Jan. 31, 2021 USD ($) seller $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Recapitalization exchange ratio	0.59289
Beaches Development Group LTD
Business Acquisition [Line Items]
Business combination number of shares issued in acquisition (in shares) | shares	180,972	107,296
Business acquisition, share price (in dollars per share) | $ / shares		$ 0.0001
Issue of common stock for business combination		$ 135
Payments to acquire business		$ 155
Number of sellers | seller		2
Indemnity holdback		$ 23
Cash acquired		$ 9
Beaches Development Group LTD | Beaches Development Group LTD - Sellers
Business Acquisition [Line Items]
Business combination number of shares issued in acquisition (in shares) | shares		39,762
Issue of common stock for business combination		$ 50
Beaches Development Group LTD | Intangibles (Software)
Business Acquisition [Line Items]
Intangible assets acquired		$ 196
Intangible assets amortized period		3 years
Incurred amortization expense			$ 65	$ 60
Remaining carrying amount			$ 71
Beaches Development Group LTD | Restricted Stock | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts
Business Acquisition [Line Items]
Business combination number of shares issued in acquisition (in shares) | shares		67,535
Issue of common stock for business combination		$ 85
Award vesting period		2 years
Beaches Development Group LTD | Restricted Stock | Tranche One | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts
Business Acquisition [Line Items]
Award vesting rights percentage		50.00%
Beaches Development Group LTD | Restricted Stock | Tranche Two | Beaches Development Group LTD - Sellers Who Entered Into Employment Contracts
Business Acquisition [Line Items]
Award vesting rights percentage		50.00%